Share-based Payments - Schedule of Award Activity Related to Stock Incentive Plans (Details) - shares	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
BIP
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
As of beginning of the year (in shares)	1,311,989	1,216,361	1,035,843
Granted (in shares)	338,189	544,491	536,121
Forfeited/expired before vesting (in shares)	0	(13,554)	0
Vested (in shares)	(450,206)	(435,309)	(355,603)
Transfer to liability-settled LTIP (in shares)	0	0	0
Transfer to liability-settled RSU (in shares)	0	0	0
As of end of the year (in shares)	1,199,972	1,311,989	1,216,361
ESOP
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
As of beginning of the year (in shares)	773,844	3,372,452	7,751,952
Granted (in shares)	363,559	450,340	534,437
Forfeited/expired before vesting (in shares)	(39,545)	(96,015)	(552,490)
Vested (in shares)	(351,096)	(2,949,200)	(4,361,447)
Transfer to liability-settled LTIP (in shares)	0	0	0
Transfer to liability-settled RSU (in shares)	0	(3,733)	0
As of end of the year (in shares)	746,762	773,844	3,372,452
Equity-Settled LTIP
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
As of beginning of the year (in shares)	59,752,598	40,861,734	23,412,994
Granted (in shares)	36,531,621	38,897,622	29,211,506
Forfeited/expired before vesting (in shares)	(4,747,804)	(4,682,948)	(4,270,590)
Vested (in shares)	(25,916,216)	(15,237,880)	(7,466,212)
Transfer to liability-settled LTIP (in shares)	(209,715)	(85,930)	(25,964)
Transfer to liability-settled RSU (in shares)	0	0	0
As of end of the year (in shares)	65,410,484	59,752,598	40,861,734